Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net (loss) income from continuing operations	$ 21,345	$ (3,002)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Recovery of provision for expected credit losses	(3)	(142)
Depreciation and amortization	268	438
Amortization of right-of-use assets	2	8
Share-based compensation	185	5
Gains from long-term investments	(23,647)	0
Cost of non-deductible input VAT that generated in prior years	7	66
Changes in operating assets and liabilities:
Accounts receivable	(12)	828
Other current assets	906	2,145
Long-term deposits	0	309
Accounts payable	(174)	677
Accrued expenses and other current payables	2,368	(269)
Deferred revenue	(75)	(379)
Taxes payable	(289)	(633)
Lease liabilities	(6)	(7)
Net cash provided by continuing operating activities	875	44
Net cash used in discontinued operating activities	0	(568)
Net cash (used in) provided by operating activities	875	(524)
Cash flows from investing activities:
Purchase of property and equipment	(3,975)	0
Prepayments for equipment	(23,175)	0
Acquisition of intangible assets	(136)	0
Disposal of long-term investments	27,101	0
Cash decrease due to deconsolidation	(20)	0
Net cash used in continuing investing activities	(205)	0
Net cash provided by discontinued investing activities	0	0
Net cash used in investing activities	(205)	0
Cash flows from financing activities:
Cash repaid for short-term bank loans	0	(2,910)
Cash received from loans due to related parties	228	435
Proceeds from issuance of ordinary shares through private offerings	5,700	0
Net cash (used in) provided by continuing financing activities	5,928	(2,475)
Net cash provided by discontinued financing activities	0	0
Net cash (used in) provided by financing activities	5,928	(2,475)
Effect of exchange rate changes	361	431
Net change in cash, cash equivalents and restricted cash	6,959	(2,568)
Cash, cash equivalents and restricted cash - beginning of period	170	2,700
Cash, cash equivalents and restricted cash - end of period	7,129	132
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of period	0	75
Total cash, cash equivalents and restricted cash of continuing operations at end of period	7,129	57
Supplemental disclosure of cash flow information:
Interests paid	0	330
Income tax paid	0	1
Supplemental non-cash information:
Shares issued to repay amounts due to related parties upon execution of offset agreement	7,553	0
Shares Repurchased for Subsidiary Disposal	$ 1,570	$ 0